COMMITMENTS (Tables)	12 Months Ended
Sep. 30, 2019
COMMITMENTS
Schedule of commitments

Contractual obligations	2020		2021		2022		2023		2024

Minimum annual royalty per License Agreement (Note 7)	C$	85,000	C$	85,000	C$	85,000	C$	85,000	C$	85,000

SVB loan payments (Note 8)		$4,045,500		$—		$—		$—		$—
Lease on US office spaces		$119,383		$70,670		$—		$—		$—